Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental International Large Company Index ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental International Small Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

Post-Effective Amendment No. 46

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated August 8, 2013, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel
Charles Schwab Investment Management, Inc.